Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Details on Loans of Company
The classification of loans at December 31, 2016 and 2015 is as follows:

	In Thousands
	2016	2015
Mortgage loans on real estate:
Residential 1-4 family	$376,872	349,631
Multifamily	79,908	49,564
Commercial	704,807	625,623
Construction	339,580	275,319
Farmland	37,519	32,114
Second mortgages	9,166	7,551
Equity lines of credit	56,005	46,506
Total mortgage loans on real estate	1,603,857	1,386,308
Commercial loans	37,677	30,537
Agriculture loans	1,562	1,552
Consumer installment loans:
Personal	41,117	40,196
Credit cards	3,157	3,271
Total consumer installment loans	44,274	43,467
Other loans	9,055	9,250
	1,696,425	1,471,114
Net deferred loan fees	(6,606)	(5,035)
Total loans	1,689,819	1,466,079
Less: Allowance for loan losses	(22,731)	(22,900)
Loans, net	$1,667,088	1,443,179

Schedule of Loans and Leases Receivable Related Parties
An analysis of the activity with respect to such loans to related parties is as follows:

	In Thousands
	December 31,
	2016	2015
Balance, January 1	$6,576	11,744
New loans and renewals during the year	16,295	12,329
Repayments (including loans paid by renewal) during the year	(13,179)	(17,497)
Balance, December 31	$9,692	6,576

Company's Impaired Loans
The following tables, present the Company’s impaired loans at December 31, 2016 and 2015:

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2016
With no related allowance recorded:
Residential 1-4 family	$150	148	—	150	7
Multifamily	—	—	—	—	—
Commercial real estate	4,248	4,246	—	4,352	38
Construction	1,623	1,618	—	1,778	82
Farmland	104	103	—	79	5
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$6,125	6,115	—	6,359	132

In Thousands
	Record Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2016
With allowance recorded:
Residential 1-4 family	$540	531	196	540	32
Multifamily	—	—	—	—	—
Commercial real estate	443	443	120	111	5
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$983	974	316	651	37

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2016
Total:
Residential 1-4 family	$690	679	196	690	39
Multifamily	—	—	—	—	—
Commercial real estate	4,691	4,689	120	4,463	43
Construction	1,623	1,618	—	1,778	82
Farmland	104	103	—	79	5
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$7,108	7,089	316	7,010	169

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2015
With no related allowance recorded:
Residential 1-4 family	$633	622	—	724	39
Multifamily	—	—	—	—	—
Commercial real estate	4,645	4,643	—	5,048	24
Construction	1,943	1,938	—	486	97
Farmland	575	575	—	431	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$7,796	7,778	—	6,689	160

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2015
With allowance recorded:
Residential 1-4 family	$834	827	194	785	47
Multifamily	—	—	—	—	—
Commercial real estate	—	—	—	3,419	—
Construction	—	—	—	—	—
Farmland	—	—	—	144	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$834	827	194	4,348	47
December 31, 2015
Total:
Residential 1-4 family	$1,467	1,449	194	1,509	86
Multifamily	—	—	—	—	—
Commercial real estate	4,645	4,643	—	8,467	24
Construction	1,943	1,938	—	486	97
Farmland	575	575	—	575	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$8,630	8,605	194	11,037	207

Loans on Nonaccrual Status
The following tables present the Company’s nonaccrual loans, credit quality indicators and past due loans as of December 31, 2016 and 2015.
Loans on Nonaccrual Status

	In Thousands
	2016	2015
Residential 1-4 family	$—	41
Multifamily	—	—
Commercial real estate	3,255	4,293
Construction	—	—
Farmland	310	575
Second mortgages	—	—
Equity lines of credit	—	—
Commercial	—	—
Agricultural, installment and other	—	—
Total	$3,565	4,909

Credit Quality Indicators
The following table presents our loan balances by primary loan classification and the amount classified within each risk rating category. Pass rated loans include all credits other than those included in special mention, substandard and doubtful which are defined as follows:

•
Special mention loans have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Company’s credit position at some future date.

•
Substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Assets so classified must have a well-defined weakness or weaknesses that jeopardize liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

•
Doubtful loans have all the characteristics of substandard loans with the added characteristics that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The Company considers all doubtful loans to be impaired and places the loans on nonaccrual status.

Credit Quality Indicators

	In Thousands
	Residential 1-4 Family	Multifamily	Commercial Real Estate	Construction	Farmland	Second Mortgages	Equity Lines of Credit	Commercial	Agricultural, Installment and Other	Total
Credit Risk Profile by Internally Assigned Grade
December 31, 2016
Pass	$367,987	79,908	699,314	339,354	36,675	8,748	55,850	37,677	54,754	1,680,267
Special mention	5,616	—	668	121	147	303	—	—	26	6,881
Substandard	3,269	—	4,825	105	697	115	155	—	111	9,277
Doubtful	—	—	—	—	—	—	—	—	—	—
Total	$376,872	79,908	704,807	339,580	37,519	9,166	56,005	37,677	54,891	1,696,425
December 31, 2015
Pass	$340,019	49,564	612,318	274,926	30,933	7,097	46,361	30,525	54,154	1,445,897
Special mention	6,957	—	8,227	277	200	353	—	10	38	16,062
Substandard	2,655	—	5,078	116	981	101	145	2	77	9,155
Doubtful	—	—	—	—	—	—	—	—	—	—
Total	$349,631	49,564	625,623	275,319	32,114	7,551	46,506	30,537	54,269	1,471,114

Age Analysis of Past Due Loans
Age Analysis of Past Due Loans

	In Thousands
	30-59 Days Past Due	60-89 Days Past Due	Nonaccrual and Greater Than 90 Days	Total Nonaccrual and Past Due	Current	Total Loans	Recorded Investment Greater Than 90 Days and Accruing
December 31, 2016
Residential 1-4 family	$3,311	1,307	1,434	6,052	370,820	376,872	1,434
Multifamily	—	—	—	—	79,908	79,908	—
Commercial real estate	41	175	3,335	3,551	701,256	704,807	80
Construction	1,872	53	22	1,947	337,633	339,580	22
Farmland	56	1,163	410	1,629	35,890	37,519	100
Second mortgages	177	—	11	188	8,978	9,166	11
Equity lines of credit	40	148	17	205	55,800	56,005	17
Commercial	37	4	—	41	37,636	37,677	—
Agricultural, installment and other	385	85	143	613	54,278	54,891	143
Total	$5,919	2,935	5,372	14,226	1,682,199	1,696,425	1,807
December 31, 2015
Residential 1-4 family	$3,272	1,198	1,412	5,882	343,749	349,631	1,371
Multifamily	—	—	—	—	49,564	49,564	—
Commercial real estate	172	—	4,293	4,465	621,158	625,623	—
Construction	958	230	—	1,188	274,131	275,319	—
Farmland	88	21	886	995	31,119	32,114	311
Second mortgages	87	—	4	91	7,460	7,551	4
Equity lines of credit	283	89	197	569	45,937	46,506	197
Commercial	2	—	39	41	30,496	30,537	39
Agricultural, installment and other	382	114	56	552	53,717	54,269	56
Total	$5,244	1,652	6,887	13,783	1,457,331	1,471,114	1,978

Transactions in Allowance for Loan Losses
Transactions in the allowance for loan losses for the years ended December 31, 2016 and 2015 are summarized as follows:

	In Thousands
	Residential 1-4 Family	Multifamily	Commercial Real Estate	Construction	Farmland	Second Mortgages	Equity Lines of Credit	Commercial	Agricultural, Installment and Other	Total
December 31, 2016
Allowance for loan losses:
Beginning balance	$5,024	619	9,986	5,136	654	106	594	301	480	22,900
Provision	(400)	220	(399)	283	2	2	66	81	524	379
Charge-offs	(109)	—	(100)	(66)	—	—	—	(11)	(674)	(960)
Recoveries	56	—	54	34	2	4	15	15	232	412
Ending balance	$4,571	839	9,541	5,387	658	112	675	386	562	22,731
Ending balance individually evaluated for impairment	$196	—	120	—	—	—	—	—	—	316
Ending balance collectively evaluated for impairment	$4,375	839	9,421	5,387	658	112	675	386	562	22,415
Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—
Loans:
Ending balance	$376,872	79,908	704,807	339,580	37,519	9,166	56,005	37,677	54,891	1,696,425
Ending balance individually evaluated for impairment	$679	—	4,689	1,618	103	—	—	—	—	7,089
Ending balance collectively evaluated for impairment	$376,193	79,908	700,118	337,962	37,416	9,166	56,005	37,677	54,891	1,689,336
Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—

	In thousands
	Residential 1-4 Family	Multifamily	Commercial Real Estate	Construction	Farmland	Second Mortgages	Equity Lines of Credit	Commercial	Agricultural, Installment and Other	Total
December 31, 2015
Allowance for loan losses:
Beginning balance	$5,582	172	9,578	5,578	795	61	304	176	326	22,572
Provision	(290)	447	(267)	(455)	(142)	87	303	118	587	388
Charge-offs	(311)	—	(44)	(26)	—	(45)	(14)	—	(664)	(1,104)
Recoveries	43	—	719	39	1	3	1	7	231	1,044
Ending balance	$5,024	619	9,986	5,136	654	106	594	301	480	22,900
Ending balance individually evaluated for impairment	$194	—	—	—	—	—	—	—	—	194
Ending balance collectively evaluated for impairment	$4,830	619	9,986	5,136	654	106	594	301	480	22,706
Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—
Loans:
Ending balance	$349,631	49,564	625,623	275,319	32,114	7,551	46,506	30,537	54,269	1,471,114
Ending balance individually evaluated for impairment	$1,449	—	4,643	1,938	575	—	—	—	—	8,605
Ending balance collectively evaluated for impairment	$348,182	49,564	620,980	273,381	31,539	7,551	46,506	30,537	54,269	1,462,509
Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—

Summary of Carrying Balances of TDRs
The following table summarizes the carrying balances of TDRs at December 31, 2016 and December 31, 2015 (dollars in thousands):

	2016	2015
Performing TDRs	$3,277	983
Nonperforming TDRs	1,319	3,121
Total TDRs	$4,596	4,104

Troubled Debt Restructuring Categorized by Loan
The following table outlines the amount of each troubled debt restructuring categorized by loan classification for the years ended December 31, 2016 and 2015 (dollars in thousands):

	December 31, 2016			December 31, 2015
	Number of Contracts	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance	Number of Contracts	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance
Residential 1-4 family	4	130	130	2	77	77
Multifamily	—	—	—	—	—	—
Commercial real estate	2	1,364	1,244	—	—	—
Construction	—	—	—	1	1,938	1,938
Farmland	1	103	103	—	—	—
Second mortgages	—	—	—	—	—	—
Equity lines of credit	—	—	—	—	—	—
Commercial	—	—	—	—	—	—
Agricultural, installment and other	2	17	17	1	2	1
Total	9	1,614	1,494	4	2,017	2,016